Leases - Summary of the lease payments for low-value assets and short-term leases (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Low-value assets		₩ 5,365	₩ 6,287	₩ 7,016
Short-term lease	[1]	1,484	975	1,841
Total		₩ 6,849	₩ 7,262	₩ 8,857

[1]	The payments for leases with terms of 1 month or less are included.